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Downers Grove, IL 60515
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invesco.com/ETFs
September 6, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Invesco Exchange-Traded Self-Indexed Fund Trust
1933 Act Registration No. 333-221046
1940 Act Registration No. 811-23304

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 180 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 180 is the most recent Amendment to the Trust’s Registration Statement and was filed electronically with the Securities and Exchange Commission on September 3, 2024.
Please direct any comments or questions with respect to the Amendment to me at (630) 684-5902 or Anita.DeFrank@invesco.com.
Very truly yours,
/s/ Anita De Frank
Anita De Frank
Senior Counsel